Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred A stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred A stock, shares authorized (in Shares)	12,500,000	12,500,000	12,500,000
Preferred A stock, shares outstanding (in Shares)	5,847,937	5,847,937	5,847,937
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	3,254,475,740	3,254,475,740	3,254,475,740
Common stock, shares issued (in Shares)	976,997,116	956,997,116	956,997,116
Common stock, shares outstanding (in Shares)	976,997,116	956,997,116	956,997,116